Interests In Other Entities - Interests in Unconsolidated Structured Entities - Additional Information (Detail) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of information about unconsolidated subsidiaries [line items]
Number of credit protection vehicles	4	3
Senior Credit Linked Notes issued	£ 4,786	£ 3,053
Junior Credit Linked Notes issued	766	408
Other financial assets at fair value through profit or loss [member]
Disclosure of information about unconsolidated subsidiaries [line items]
Senior Credit Linked Notes issued	£ 194	£ 3,053